CRYPTO ASSETS (Tables) - Open World Ltd. [Member]	12 Months Ended
Dec. 31, 2025
Schedule of crypto assets

Category	December 31, 2025			December 31, 2024
	Units	Cost Basis ($)	Fair Value ($)	Units	Cost Basis ($)	Fair Value ($)
Stablecoins (USDT, USDC)	340,438	340,438	340,438	1,415,663	1,415,663	1,415,631
Tokens	64,111,091	8,737,332	582,548	11,893,972	9,955,895	6,591,425
Total	64,451,529	9,077,770	922,987	13,309,635	11,371,558	8,007,056

Schedule of reconciliation of the crypto assets

	December 31, 2025	December 31, 2024
Beginning balance, January 1	8,007,056	524,409
Additions (purchases/receipts)	25,198,384	25,146,088
Disposals (sales/payments)	(27,253,393)	(14,358,231)
Net change in fair value	(5,029,060)	(3,305,210)
Ending balance, December 31	922,987	8,007,056
Realized Gains and Losses	(4,374,903)	122,250